Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,486,184.00
Previously Paid Amount	0.00
Total Fee Amount	1,086.30
Total Offset Amount	0.00
Net Fee	1,086.30
Narrative - Max Aggregate Offering Price	$ 12,486,184.00
Final Prospectus	true